STATEMENTS OF CASH FLOW (Parenthetical) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 08, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities Assumed			$ 64,794	$ 60,499
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	6,283,237
Real Estate Owned, Transfer from Real Estate Owned		$ 107,498	107,498
Mortgage Purchased From Third Party At Discount			74,954
Accrued Interest Receivable And Late Fees Receivable Converted To Real Estate Owned			39,000	84,580
Proceeds From Sale Of Real Estate Paid Directly To Managing				94,943
Real Estate Owned, Transfer to Real Estate Owned			$ 644,450	$ 916,474